Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,275	$ 1,354
Less: Allowance for doubtful accounts	(29)	(56)
Accounts receivable - net	$ 1,246	$ 1,298